RELATED PARTY TRANSACTIONS (Amounts Due from Related Parties) (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts due from related parties	23,638,777	11,632,475
Egencia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	5,215,706	5,063,125
Hotels.com [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		987,489
EAN.com, L.P [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	4,040,987	761,204
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	236,001	224,131
Kuxun [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	185,375	46,458
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	8,024,273	1,205,734
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	5,000,000	1,500,000
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	127,100
Tencent [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	300,000
Expedia [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	374,575	374,575
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		1,585,587	193,260
2010 Affiliate Company [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	134,760